RISK MANAGEMENT - Investment debt securities - Concentration by sector (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,259,498	14,160,846
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	290,172,863	258,433,837
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	37,493,866	28,966,356
Investment securities at amortised cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,775,070	5,580,128
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	10,986,770	11,038,856
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	10,986,770	11,038,856
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	38,900,001	30,488,831
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	48,010,223	39,334,862
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,775,070	5,580,128
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,305,347	5,052,618
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	469,723	527,510
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	4,741,287	4,780,993
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	4,741,287	4,780,993
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,741,287	4,780,993
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,247,833	4,363,068
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	493,454	417,925
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets		7,385
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets		7,385
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	37,493,866	28,966,356
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	37,493,866	28,966,356
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	15,431,075	11,968,693
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	22,062,791	16,997,663
Securities issued by the Colombian Government | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,569,076	1,674,180
Securities issued by the Colombian Government | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,569,076	1,674,180
Securities issued by the Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	2,757,952	2,831,979
Securities issued by the Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,746,240	2,778,391
Securities issued by the Colombian Government | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	11,712	53,588
Securities issued by the Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	13,897,802	11,130,893
Securities issued by the Colombian Government | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	2,173,960	1,716,306
Securities issued by other of the Colombian Government entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,696,298	3,378,438
Securities issued by other of the Colombian Government entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,696,298	3,378,438
Securities issued by other of the Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	249,510	187,295
Securities issued by other of the Colombian Government entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	249,510	187,295
Securities issued by other of the Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	289,582	285,699
Securities issued by other of the Colombian Government entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	533,332	175,374
Securities issued by foreign Governments | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	27,866	34,747
Securities issued by foreign Governments | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	27,866	34,747
Securities issued by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	213,863	201,312
Securities issued by foreign Governments | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	213,863	201,312
Securities issued by foreign Governments | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	12,732,664	9,663,324
Securities issued by central banks | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,857,718	1,862,922
Securities issued or secured by other financial entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	148,087	288,138
Securities issued or secured by other financial entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	148,087	288,138
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	1,476,476	1,502,818
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,208,661	1,339,848
Securities issued or secured by other financial entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	267,815	162,970
Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	877,265	476,499
Securities issued or secured by other financial entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	3,327,659	2,435,933
Securities issued by entities of the non-financial sector entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	266,411	165,663
Securities issued by entities of the non-financial sector entities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	266,411	165,663
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	9,388	24,975
Securities issued by entities of the non-financial sector entities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	9,388	24,975
Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	16,040	25,752
Securities issued by entities of the non-financial sector entities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	721,670	23,818
Other debt securities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	67,332	38,962
Other debt securities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	39,973
Other debt securities | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	27,359	38,962
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	34,098	32,614
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	34,034	32,559
Other debt securities | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	64	55
Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets		7,385
Other debt securities | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets		7,385
Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	350,386	49,850
Other debt securities | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 715,788	$ 1,119,986